FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	£ 275,448
Beginning balance	(260,825)
Ending Balance	259,944	£ 275,448
Ending Balance	(246,171)	(260,825)
Level 3 | Other financial liabilities at FVTPL
Disclosure of financial assets [line items]
Beginning balance	0	(3)
Fair value movements	0	0
Purchases	0	0
Netting		0
Settlements	0	3
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial liabilities at fair value
Disclosure of financial assets [line items]
Beginning balance	(10)	(15)
Fair value movements	(5)	(2)
Purchases	0	0
Netting		0
Settlements	1	7
Ending Balance	(14)	(10)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(5)	(2)
Level 3 | Derivatives
Disclosure of financial assets [line items]
Beginning balance	(10)	(12)
Fair value movements	(5)	(2)
Purchases	0	0
Netting		0
Settlements	1	4
Ending Balance	(14)	(10)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(5)	(2)
Level 3 | Other financial assets at FVTPL
Disclosure of financial assets [line items]
Beginning balance	95	117
Fair value movements	1	0
Purchases	0	1
Netting		(3)
Settlements	(16)	(20)
Ending Balance	80	95
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	0
Level 3 | Financial assets at FVOCI
Disclosure of financial assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Purchases	34	0
Netting		0
Settlements	0	0
Ending Balance	34	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial assets at fair value
Disclosure of financial assets [line items]
Beginning balance	131	154
Fair value movements	7	10
Purchases	34	1
Netting		(3)
Settlements	(23)	(31)
Ending Balance	149	131
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	7	10
Derivatives | Level 3
Disclosure of financial assets [line items]
Beginning balance	36	37
Fair value movements	6	10
Purchases	0	0
Netting		0
Settlements	(7)	(11)
Ending Balance	35	36
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 6	£ 10